Condensed Statements of Cash Flows - ILS (₪) ₪ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Cash flow from operating activity
Comprehensive loss for the period	₪ (17,753)	₪ (11,900)	₪ (24,962)
Adjustments required to present cash flows from operating activities (Appendix A)	(214)	(12)	(3,408)
Net cash used in operating activities	(17,967)	(11,912)	(28,370)
Cash flows from investment activity
Change in restricted deposits	(5)	(6)
Changes in short-term deposits	6,265	5,012	(5,058)
Purchase of property and equipment	(75)	(4)	(62)
Net cash provided by (used in) investment activity	6,185	5,002	(5,120)
Cash flows from financing activity
Net proceeds received from issuance of unit includes put options, promissory note and ADS as Commitment Shares in transaction of equity line granted	7,170
Proceeds received from issuance of ADS through private placement transaction			5,141
Proceeds received from issuance of ADS resulted from partial exercise of Commitment Amount under equity line	188
Net proceeds from issuance of ADS, pre-funded warrants and warrants through initial public offering		37,578	37,298
Repayment of principal in respect of lease liability	(234)	(234)	(467)
Net cash provided by financing activity	7,124	37,344	41,972
Change in balance of cash and cash equivalents	(4,658)	30,434	8,482
Exchange differences on cash and cash equivalents	191	1,958	2,075
Balance of cash and cash equivalents, beginning of period	19,240	8,683	8,683
Balance of cash and cash equivalents, end of period	14,773	41,075	19,240
Income and expenses not involving cash flows
Depreciation	41	31	82
Amortization of right for use asset	213	212	425
Interest expenses related to leasing liabilities	15	24	43
Share-based payment to employees and service providers	478	545	1,157
Direct and incremental issuance cost allocated to derivative warrant liability through U.S IPO		723	723
Revaluation of derivative warrant liability	668	(82)	(2,954)
Recognition of discount, interest and exchange differences expenses related to Promissory Note	14
Exchange differences on cash and cash equivalent	(191)	(1,958)	(2,085)
Changes in liability in respect of government grants	117	114	86
Income and expenses not involving cash flows total	1,355	(391)	(2,523)
Changes in asset and liability items
Decrease in other current assets	95	201	143
Decrease (increase) in trade receivables	(763)	127	(596)
Increase in inventory	(1,425)	(30)	(1,201)
Increase (decrease) in trade payables	940	(164)	1,014
Increase in other current liabilities	(416)	245	(245)
Adjustments required to present cash flows from operating activities	(1,569)	379	(885)
Income and expenses and changes in asset	(214)	(12)	(3,408)
Appendix B – Non-cash investment and financing activities
Direct and incremental stock-based payment expenses allocated to ADS and pre-fund warrants through U.S. IPO		960	960
Offering costs not yet paid		280
Classification of equity amount to derivative warrants liability due to partial exercise of over-allotment option into warrants		₪ 158	₪ 158